Accounting Pronouncements	9 Months Ended
Sep. 30, 2018
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements
Recent Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09). ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which includes (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 became effective for the Company as of January 1, 2018 and may be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of such date. The Company has elected to apply ASU 2014-09 only to those contracts that were not completed as of January 1, 2018. The Company has adopted ASU 2014-09 as a cumulative-effect adjustment as of the date of adoption. The Company has identified the following differences on adoption of ASU 2014-09:

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The Company previously presented the net allocation for its vessels participating in revenue sharing arrangements (or RSAs) as revenues. The Company has determined that it is the principal in voyages its vessels perform that are included in the RSAs. As such, the revenue from those voyages is presented in voyage revenues and the difference between this amount and the Company's net allocation from the RSA is presented as voyage expenses. This had the effect of increasing both revenues and voyage expenses for the three and nine months ended September 30, 2018 by $73.6 million and $202.4 million, respectively. There was no cumulative impact to opening equity as at January 1, 2018.

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The Company manages vessels owned by its equity-accounted investments and third parties. Upon the adoption of ASU 2014-09, costs incurred by the Company for its seafarers are presented as vessel operating expenses and the reimbursement of such expenses are presented as revenue, instead of such amounts being presented on a net basis. This had the effect of increasing both revenues and vessel operating expenses for the three and nine months ended September 30, 2018 by $20.2 million and $61.3 million, respectively. There was no cumulative impact to opening equity as at January 1, 2018.

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The Company previously presented all accrued revenue as a component of accounts receivable. The Company has determined that if the right to such consideration is conditioned upon something other than the passage of time, such accrued revenue should be presented apart from accounts receivable. This had the effect of increasing prepaid expenses and other and decreasing accounts receivable by $5.8 million as at September 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

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The Company will sometimes incur pre-operational costs that relate directly to a specific customer contract, that generate or enhance resources of the Company that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. Such costs are now deferred and amortized over the duration of the customer contract. The Company previously expensed such costs as incurred unless the costs were directly reimbursable by the contract or if they were related to the mobilization of offshore assets to an oil field. This change had the effect of increasing prepaid expenses and other by $3.4 million, investments in and advances to equity-accounted joint ventures by $2.0 million and equity by $5.4 million as at September 30, 2018. This change did not have a material effect on the consolidated statement of loss for the three and nine months ended September 30, 2018. The cumulative increase to opening equity as at January 1, 2018 was $4.1 million.

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The Company at times will enter into charter contracts that have annual performance measures that may result in the Company receiving additional consideration each year based on the annual performance measure result for such year. The Company previously recognized such consideration upon completion of the annual performance period. Upon adoption of ASU 2014-09, the portion of such consideration allocable to the non-lease element of charter contracts is included in the determination of the contract consideration and recognized over the annual performance period. This had the effect of decreasing contract liabilities included within accrued liabilities and other by approximately $5.7 million at September 30, 2018 as well as increasing revenues for the three and nine months ended September 30, 2018 by approximately $1.9 million and $5.7 million, respectively. There was no cumulative impact to opening equity as at January 1, 2018 as the end of the annual performance period is December 31st.

In February 2016, FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 is effective January 1, 2019, with early adoption permitted. FASB issued an additional accounting standards update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect. The Company has elected to use this new optional transitional approach. The Company will adopt ASU 2016-02 on January 1, 2019. To determine the cumulative effect adjustment, the Company will not reassess lease classification, initial direct costs for any existing leases and whether any expired or existing contracts are or contain leases. The Company is expecting to disclose in its consolidated financial statements for the year ended December 31, 2018 the quantitative impact of adopting ASU 2016-02. The Company has identified the following differences based on the work performed to date:

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The adoption of ASU 2016-02 will result in a change in the accounting method for the lease portion of the daily charter hire for the chartered-in vessels by the Company and the Company's equity-accounted joint ventures accounted for as operating leases with firm periods of greater than one year. As of September 30, 2018, the Company had less than 10 in-chartered vessels in its fleet for which the accounting will be impacted by the adoption of ASU 2016-02. Under ASU 2016-02, the Company and the Company's equity-accounted joint ventures will recognize a right-of-use asset and a lease liability on the balance sheet for these charters based on the present value of future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized. This will have the result of increasing the Company's and its equity-accounted joint ventures' assets and liabilities. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged, unless the right of use asset becomes impaired.

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The adoption of ASU 2016-02 will require the Company to complete its lease classification assessment when a lease commences instead of when the lease is entered into. The Company has entered into charters in prior periods for certain of its vessels currently under construction and which are expected to deliver over the period from 2018 to 2020. Historically, for charters that were negotiated concurrently with the construction of the related vessels, the fair value of the constructed asset was presumed to be its newbuilding cost and no gain or loss was recognized on commencement of the charter if such charters were classified as direct finance leases. On the adoption of ASU 2016-02, the fair value of the vessel is determined based on information available at the lease commencement date and any difference in the fair value of the ship upon commencement of the charter and its carrying value is recognized as a gain or loss upon commencement of the charter.

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The adoption of ASU 2016-02 will result in the recognition of revenue from the reimbursement of scheduled dry-dock expenditures, where such charter contract is accounted for as an operating lease, occurring upon completion of the scheduled dry-dock, instead of ratably over the period between the previous scheduled dry-dock and the next scheduled dry-dock.

•	In addition, direct financing lease payments received will be presented as an operating cash inflow instead of an investing cash inflow in the statement of cash flows.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Company as of January 1, 2020, with a modified-retrospective approach. The Company is currently evaluating the effect of adopting this new guidance.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (or ASU 2016-15), which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the consolidated statements of cash flows and application of the predominance principle on the cash flow statement classification of cash receipts and payments that have aspects of more than one class of cash flows. ASU 2016-15 became effective for the Company as of January 1, 2018, with a retrospective approach. The Company has elected to classify distributions received from equity-method investees in the statement of cash flows based on the nature of the distribution. In addition, the adoption of ASU 2016-15 resulted in $25.7 million of cross currency swap payments that were related to the principal repayment of long-term debt for the nine months ended September 30, 2017, being reclassified from unrealized foreign currency exchange loss including the effect of the termination of cross-currency swaps in net operating cash flow to scheduled repayments of long-term debt and settlement of related swaps in net financing cash flow as the amounts related to the termination or final settlement of the cross currency swap.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash (or ASU 2016-18). ASU 2016-18 requires that the statements of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities are also required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 became effective for the Company as of January 1, 2018. Adoption of ASU 2016-18 resulted in the Company including in its consolidated statements of cash flows changes in cash, cash equivalents and restricted cash.

In August 2017, the FASB issued Accounting Standards Update 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 will be effective for the Company as of January 1, 2019. The Company is currently evaluating the effect of adopting this new guidance.